Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,076,274		$ 1,414,465
Unamortized discount and debt issuance costs	(8,252)		(10,020)
Total debt	1,068,022		1,404,445
Less current portion	(107,820)		(477,168)
Long-term debt	960,202		927,277
U.S. Dollar-denominated Revolving Credit Facility due in 2025
Debt Instrument [Line Items]
Total principal	190,000		250,000
Norwegian Krone-denominated Bonds due from 2025 to 2026
Debt Instrument [Line Items]
Total principal	196,610		290,703
Euro-denominated Term Loans due in 2024
Debt Instrument [Line Items]
Total principal	27,409	€ 24.8	82,300	€ 76.9
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Total principal	$ 662,255		$ 791,466